13. Intangible assets (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about intangible assets [line items]
Intangible assets cost	$ 823,105	$ 823,105
Intangible assets amortization, beginning	586,575	546,414
Amortization of the year	48,697	40,161
Intangible assets amortization, ending	635,272	586,575
Intangible assets net book value	187,833	236,530
Concession right
Disclosure of detailed information about intangible assets [line items]
Intangible assets cost	724,883	724,883
Intangible assets amortization, beginning	507,084	475,970
Amortization of the year	31,114	31,114
Intangible assets amortization, ending	538,198	507,084
Intangible assets net book value	18,685	217,799
Others
Disclosure of detailed information about intangible assets [line items]
Intangible assets cost	98,222	98,222
Intangible assets amortization, beginning	79,491	70,444
Amortization of the year	17,583	9,047
Intangible assets amortization, ending	97,074	79,491
Intangible assets net book value	$ 1,148	$ 18,731